FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value by hierarchy (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Private warrants | Level 3
Fair value by hierarchy
Financial liabilities, at fair value	$ 1,686,643	$ 2,861,511
Mutual funds | Level 1
Fair value by hierarchy
Financial assets, at fair value	22,346,409
Other investments | Level 1
Fair value by hierarchy
Financial assets, at fair value	16,640,965
US Treasury bills | Level 1
Fair value by hierarchy
Financial assets, at fair value	$ 7,768,410
Other financial assets | Level 1
Fair value by hierarchy
Financial assets, at fair value		$ 356,233	$ 12,526